CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended			111 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Cash flows from operating activities:
Net loss	$ (3,620)	$ (4,268)	$ (2,119)	$ (20,509)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation and issuance of shares granted to service provider	94	514	140	1,622
Depreciation	2	2	0	10
Changes in values of deferred shares and liability related to stock options and warrants	(286)	(418)	(120)	(8)
Decrease (increase) in accounts receivable and prepaid expenses	(161)	7	4	(175)
Increase (decrease) in trade payables	(1,045)	627	612	965
Increase (decrease) in other accounts payable	(676)	394	475	648
Accrued interest expenses and issuance costs	242	1,008	0	1,250
Net cash used in operating activities	(5,450)	(2,134)	(1,008)	(16,197)
Cash flows from investing activities:
Purchase of property and equipment	0	0	0	(10)
Net cash used in investing activities	0	0	0	(10)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants, net	13,103	2,224	930	23,821
Proceeds from issuance of convertible notes and warrants, net	0	890	0	890
Repayment of convertible notes	(1,100)			(1,100)
Receipts on account of shares	0	118	75	253
Net cash provided by financing activities	12,003	3,232	1,005	23,864
Increase (decrease) in cash and cash equivalents	6,553	1,098	(3)	7,657
Cash and cash equivalents at the beginning of the period	1,104	6	9	0
Cash and cash equivalents at the end of the period	7,657	1,104	6	7,657
Supplemental disclosure of non-cash investing and financing activities:
Expiration of deferred shares	0	128	420	548
Director fee waiver	0	0	73	73
Classification of warrants from liability to equity as a result of modification	0	35	0	35
Classification of warrants from liability to equity as a result of utilization and expiration of most favored nation terms	27	141	0	168
Purchase of property and equipment	0	4	0	4
Disposal of property and equipment	3	0	0	3
Conversion of trade payables into warrants	$ 0	$ 309	$ 0	$ 309